Lease Liabilities (Details) - Schedule of Minimum Lease Payments $ in Thousands	Sep. 30, 2024 USD ($)
Schedule of Minimum Lease Payments [Abstract]
2025	$ 3,390
2026	1,448
2027	78
2028	78
2029	26
Less: unearned discount	(422)
Total	4,598
Less: Current portion lease liability	(3,044)
Total	$ 1,554